Selling Expense	12 Months Ended
Dec. 31, 2020
Selling Expense [Abstract]
Selling expense
18. Selling expense

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Salaries and employment benefits	61,843	97,000	129,327
Advertising and marketing expenses	21,606	47,927	71,472
Share-based compensation expenses	110	6,514	10,642
Rental and utilities expenses	5,263	5,323	6,961
Office expenses	2,132	3,658	5,877
Travelling expenses	1,655	1,927	1,689
Depreciation and amortizations	383	289	444
Business development	466	471	384
Others	1,155	1,556	3,642

Total	94,613	164,665	230,438